Thrivent High Yield Fund Expense Example - Thrivent High Yield Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 529
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	879
Expense Example, with Redemption, 10 Years	1,407
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677